UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Edward B. Goodnow
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820

13F File Number: 028-03087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Gavey
Title:  General Partner
Phone:  203-655-6272

Signature, Place and Date of Signing:

/s/ Edward B. Goodnow              Darien, CT                August 15, 2005
------------------------         ---------------             ---------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     --------------------            --------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  $213,281
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name

                                                       FORM 13F INFORMATION

                                                        VALUE     SHARES/   SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------               --------------   -----     --------  -------   ---  ----  ----------  --------  ----    ------  ----
ALLIANT TECHSYSTEMS INC      COM             018804104    8,078     114420   SH                            SOLE              0
AMPHENOL CORP NEW            CL A            032095101   11,849     294960   SH                            SOLE              0
BEAZER HOMES USA INC         COM             07556Q105    3,447      60315   SH                            SOLE              0
BERKSHIRE HATHAWAY INC-DEL   CL A            084670108   30,060        360   SH                            SOLE              0
CAREER EDUCATION CORP        COM             141665109   10,572     288760   SH                            SOLE              0
CARMAX INC                   COM             143130102    2,172      81510   SH                            SOLE              0
CASUAL MALE RETAIL GROUP I   COM             148711104       73      10000   SH                            SOLE              0
CIRCOR INTL INC              COM             17273K109    2,877     116630   SH                            SOLE              0
COPART INC                   COM             217204106      596      25000   SH                            SOLE              0
CREDIT ACCEPTANCE CORP-MIC   COM             225310101   10,181     683741   SH                            SOLE              0
DIRECTV GROUP INC            COM             25459L106    4,579     295409   SH                            SOLE              0
DOLLAR GEN CORP              COM             256669102    6,686     328381   SH                            SOLE              0
ECHOSTAR COMMUNICATIONS NEW  CL A            278762109   10,062     333620   SH                            SOLE              0
GENESEE & WYOMING INC        CL A            371559105    8,527     313390   SH                            SOLE              0
HARMAN INT INDS INC          COM             413086109    4,393      54000   SH                            SOLE              0
HENRY SCHEIN INC             COM             806407102    2,872      69160   SH                            SOLE              0
HUTTIG BLDG PRODS INC        COM             448451104    2,610     239240   SH                            SOLE              0
IDX SYS CORP                 COM             449491109    3,882     128800   SH                            SOLE              0
INTERACTIVECORP              COM             44919P102    7,304     304060   SH                            SOLE              0
INTERPOOL INC                COM             46062R108   15,323     716680   SH                            SOLE              0
LABORATORY CORP AMER HLDGS   COM NEW         50540R409   12,783     256170   SH                            SOLE              0
LENNAR CORP                  CL A            526057104    5,562      87660   SH                            SOLE              0
LENNAR CORP                  CL B            526057302      333       5660   SH                            SOLE              0
LIBERTY MEDIA CORP           COM SER A       530718105    5,512     540968   SH                            SOLE              0
LIFELINE SYS INC             COM             532192101    5,480     170597   SH                            SOLE              0
MEDCOHEALTH SOLUTIONS INC    COM             58405U102   13,629     255410   SH                            SOLE              0
OVERSTOCK COM INC DEL        COM             690370101    6,756     189762   SH                            SOLE              0
POWERWAVE TECHNOLOGIES INC   COM             739363109    2,351     230000   SH                            SOLE              0
RINKER GROUP LTD             SPONSORED ADR   76687M101    1,295      24400   SH                            SOLE              0
SEALED AIR CORP NEW          COM             81211K100    9,960     200038   SH                            SOLE              0
SEI INVESTMENTS CO           COM             784117103    7,993     214015   SH                            SOLE              0
SUMTOTAL SYS INC             COM             866615107    3,456     749766   SH                            SOLE              0
TEKTRONIX INC                COM             879131100    4,708     202300   SH                            SOLE              0
VALUEVISION MEDIA INC        CL A            92047K107    3,324     276800   SH                            SOLE              0
VICOR CORP                   COM             925815102    5,553     408300   SH                            SOLE              0
WORLD AIR HLDGS INC          COM             98142V104    1,817     155000   SH                            SOLE              0

02810.0001 #592798